Income taxes - Disclosure of detailed information about income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax
Expense for the year	$ 1,231	$ 7,153
Current income tax expense	1,231	7,153
Deferred income tax:
Origination and reversal of temporary differences	(8,259)	(1,062)
Impact of changes in tax rates	0	11
Change in unrecognized deductible temporary differences	20,050	6,570
Other	(67)	(1,759)
Deferred income tax expense	11,724	3,760
Income tax expense	$ 12,955	$ 10,913